CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.9%
COMMUNICATION SERVICES - 2.9%
Entertainment - 2.0%
Walt Disney Co.	15,910	$2,274,653	*

Media - 0.9%
Comcast Corp., Class A Shares	20,920	1,045,791

TOTAL COMMUNICATION SERVICES		3,320,444

CONSUMER DISCRETIONARY - 14.8%
Auto Components - 1.3%
Aptiv PLC	10,891	1,487,493	*

Hotels, Restaurants & Leisure - 3.9%
Booking Holdings Inc.	890	2,185,956	*
Marriott International Inc., Class A Shares	14,060	2,265,347	*

Total Hotels, Restaurants & Leisure		4,451,303

Internet & Direct Marketing Retail - 2.2%
Amazon.com Inc.	820	2,453,005	*

Leisure Products - 1.7%
Hasbro Inc.	20,920	1,934,681

Specialty Retail - 4.1%
Home Depot Inc.	7,490	2,748,680
Williams-Sonoma Inc.	11,670	1,873,502

Total Specialty Retail		4,622,182

Textiles, Apparel & Luxury Goods - 1.6%
NIKE Inc., Class B Shares	12,610	1,867,163

TOTAL CONSUMER DISCRETIONARY		16,815,827

CONSUMER STAPLES - 5.9%
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	5,200	2,626,676

Food Products - 3.6%
Hain Celestial Group Inc.	46,740	1,707,412	*
McCormick & Co. Inc., Non Voting Shares	24,090	2,416,468

Total Food Products		4,123,880

TOTAL CONSUMER STAPLES		6,750,556

FINANCIALS - 13.8%
Banks - 4.5%
Bank of America Corp.	68,960	3,181,814
First Republic Bank	10,900	1,892,131

Total Banks		5,073,945

Capital Markets - 5.5%
BlackRock Inc.	2,060	1,695,256

See Notes to Schedule of Investments.

ClearBridge Sustainability Leaders Fund 2022 Quarterly Report	1

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Capital Markets - (continued)
Charles Schwab Corp.	24,328	$2,133,566
Morgan Stanley	23,640	2,424,046

Total Capital Markets		6,252,868

Insurance - 3.8%
Hartford Financial Services Group Inc.	29,560	2,124,477
Progressive Corp.	20,511	2,228,725

Total Insurance		4,353,202

TOTAL FINANCIALS		15,680,015

HEALTH CARE - 15.1%
Biotechnology - 3.4%
BioMarin Pharmaceutical Inc.	19,050	1,688,402	*
Gilead Sciences Inc.	32,600	2,238,968

Total Biotechnology		3,927,370

Health Care Equipment & Supplies - 1.6%
Cooper Cos. Inc.	4,500	1,792,350

Health Care Providers & Services - 6.2%
CVS Health Corp.	26,810	2,855,533
Progyny Inc.	26,030	1,054,215	*
UnitedHealth Group Inc.	6,540	3,090,608

Total Health Care Providers & Services		7,000,356

Life Sciences Tools & Services - 3.9%
Danaher Corp.	8,070	2,306,325
Thermo Fisher Scientific Inc.	3,670	2,133,371

Total Life Sciences Tools & Services		4,439,696

TOTAL HEALTH CARE		17,159,772

INDUSTRIALS - 8.8%
Building Products - 4.6%
Resideo Technologies Inc.	67,270	1,666,950	*
Trane Technologies PLC	11,720	2,028,733
Trex Co. Inc.	17,010	1,555,905	*

Total Building Products		5,251,588

Electrical Equipment - 4.2%
Eaton Corp. PLC	12,400	1,964,532
Regal Rexnord Corp.	14,150	2,242,492
Shoals Technologies Group Inc., Class A Shares	29,930	504,620	*

Total Electrical Equipment		4,711,644

TOTAL INDUSTRIALS		9,963,232

See Notes to Schedule of Investments.

2	ClearBridge Sustainability Leaders Fund 2022 Quarterly Report

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 29.3%
Communications Equipment - 1.8%
Cisco Systems Inc.	36,520	$2,033,068

Electronic Equipment, Instruments & Components - 3.7%
Keysight Technologies Inc.	11,150	1,882,343	*
TE Connectivity Ltd.	16,260	2,325,343

Total Electronic Equipment, Instruments & Components		4,207,686

IT Services - 1.8%
Visa Inc., Class A Shares	9,190	2,078,502

Semiconductors & Semiconductor Equipment - 5.3%
Enphase Energy Inc.	6,260	879,342	*
Intel Corp.	31,750	1,550,035
Lam Research Corp.	1,730	1,020,562
ON Semiconductor Corp.	25,930	1,529,870	*
SolarEdge Technologies Inc.	4,160	990,995	*

Total Semiconductors & Semiconductor Equipment		5,970,804

Software - 11.3%
Microsoft Corp.	24,530	7,628,339
salesforce.com Inc.	7,990	1,858,714	*
Synopsys Inc.	5,414	1,681,047	*
Workday Inc., Class A Shares	6,490	1,642,035	*

Total Software		12,810,135

Technology Hardware, Storage & Peripherals - 5.4%
Apple Inc.	35,090	6,133,030

TOTAL INFORMATION TECHNOLOGY		33,233,225

MATERIALS - 3.3%
Chemicals - 1.2%
Ecolab Inc.	7,150	1,354,568

Containers & Packaging - 2.1%
Ball Corp.	24,770	2,405,167

TOTAL MATERIALS		3,759,735

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Equinix Inc.	1,820	1,319,318

UTILITIES - 2.8%
Electric Utilities - 1.4%
NextEra Energy Inc.	20,710	1,617,865

See Notes to Schedule of Investments.

ClearBridge Sustainability Leaders Fund 2022 Quarterly Report	3

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Independent Power and Renewable Electricity Producers - 1.4%
Brookfield Renewable Corp., Class A Shares		46,090	$1,577,200

TOTAL UTILITIES			3,195,065

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $97,115,786)			111,197,189

	RATE
SHORT-TERM INVESTMENTS - 1.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	1,446,167	1,446,167
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	361,542	361,542	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,807,709)			1,807,709

TOTAL INVESTMENTS - 99.5% (Cost - $98,923,495)			113,004,898
Other Assets in Excess of Liabilities - 0.5%			588,661

TOTAL NET ASSETS - 100.0%			$113,593,559

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2022, the total market value of investments in Affiliated Companies was $361,542 and the cost was $361,542 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Sustainability Leaders Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Sustainability Leaders Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

5

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$111,197,189	—	—	$111,197,189
Short-Term Investments†	1,807,709	—	—	1,807,709

Total Investments	$113,004,898	—	—	$113,004,898

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2022. The following transactions were effected in such company for the period ended January 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold			Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2022
		Cost	Shares	Cost	Shares	Realized Gain (Loss)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$321,055	$5,627,370	5,627,370	$5,586,883	5,586,883	—	$13	—	$361,542

7